Earnings (loss) per share (Tables)	12 Months Ended
Dec. 31, 2025
Earnings per share [abstract]
Disclosure of Determining the Numerator of Basic EPS
In determining the numerator of basic EPS, earnings attributable to the Group is allocated as follows:

	2025	2024 (Recasted)	2023 (Recasted)

Net income attributable to controlling shareholders from continuing operations	2,360,693	2,016,384	1,549,289
Numerator of basic EPS from continuing operations	2,360,693	2,016,384	1,549,289

	2025	2024 (Recasted)	2023 (Recasted)

Net income (loss) attributable to controlling shareholders from discontinued operations	(40,991)	(3,531,606)	42,776
Numerator of basic and diluted EPS from discontinued operations(a)	(40,991)	(3,531,606)	42,776

(a)There were no adjustments to the numerator for discontinued operations for the purpose of calculating diluted earnings per share.

Disclosure of detailed information about determining the numerator of diluted eps
In determining the numerator of diluted EPS from continuing operations, earnings attributable to the Group is allocated as follows:

	2025	2024 (Recasted)	2023 (Recasted)

Numerator of basic EPS from continuing operations	2,360,693	2,016,384	1,549,289
Adjustments for expenses (revenues) related to potential common shares included in the net income attributable to controlling shareholders (a)	—	—	(79,062)
Numerator of diluted EPS from continuing operations	2,360,693	2,016,384	1,470,227

(a)Diluted earnings per share are calculated by adjusting the numerator of basic EPS, considering adjustments of potentially convertible instruments related to contingent consideration of acquisitions. As of December 31, 2025 and 2024 the Company has no convertible instruments related to contingent consideration.

Disclosure of Basic and Diluted earnings (loss) per share [Table]

	2025	2024 (Recasted)	2023 (Recasted)

Numerator of basic EPS from continuing operations	2,360,693	2,016,384	1,549,289
Numerator of basic EPS from discontinued operations	(40,991)	(3,531,606)	42,776

Weighted average number of outstanding shares	266,656,003	301,514,333	312,574,647
Weighted average number of contingently issuable shares with conditions satisfied	203,602	180,846	12,941
Denominator of basic EPS from continuing and discontinued operations	266,859,605	301,695,179	312,587,588

Basic earnings per share from continuing operations - R$	8.85	6.68	4.96
Basic earnings (loss) per share from discontinued operations - R$	(0.15)	(11.70)	0.13

Numerator of diluted EPS from continuing operations	2,360,693	2,016,384	1,470,227
Numerator of diluted EPS from discontinued operations	(40,991)	(3,531,606)	42,776

Denominator of basic EPS from continuing and discontinued operations	266,859,605	301,695,179	312,587,588
Share-based instruments (a) (Note 16.3.1)	6,626,179	6,757,337	6,679,569
Denominator of diluted EPS from continuing and discontinued operations	273,485,784	308,452,516	319,267,157

Diluted earnings per share from continuing operations - R$	8.63	6.54	4.61
Diluted earnings (loss) per share from discontinued operations - R$ (b)	(0.15)	(11.45)	0.13

(a) Diluted earnings per share are calculated by adjusting the weighted average number of shares outstanding, considering potentially convertible instruments.
(b)For discontinued operations, the denominator of diluted EPS is consistent with that of continuing operations, as dilution is assessed based on the denominator from continuing operations.

Schedule of Detail of potentially issuable common shares for purposes of Diluted EPS

	2025	2024	2023

Shares issuable under share-based payment plans for which performance conditions have already been met	13,267,501	13,620,849	13,578,978
Total weighted average shares that could have been purchased: compensation expense to be recognized in future periods divided by the weighted average market price of Company’s shares	(6,773,927)	(7,128,723)	(8,944,168)
Other total weighted average shares potentially issuable for no additional consideration	132,605	265,211	2,044,759
Share-based instruments	6,626,179	6,757,337	6,679,569